Debt (Senior Notes 10-K) (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015 EUR (€)	May. 31, 2014 USD ($)	Apr. 30, 2015 USD ($)	Apr. 23, 2015 USD ($)	Apr. 01, 2015 EUR (€)	Apr. 01, 2015 USD ($)
9.375% Senior Notes due on April 1, 2019 [Member]
Debt Instrument [Line Items]
Face amount				$ 1,015,000,000
Contractual Rate			9.375%
Maturity date			Apr. 01, 2019
Debt call premium				71,400,000
10.0% Senior Notes due on April 1, 2019 [Member]
Debt Instrument [Line Items]
Face amount | €		€ 250,000,000
Contractual Rate			10.00%
Maturity date			Apr. 01, 2019
Debt call premium				20,100,000
11.5% Senior Notes due on July 15, 2018 [Member]
Debt Instrument [Line Items]
Face amount			$ 560,000,000
Contractual Rate			11.50%
Maturity date			Jul. 15, 2018
Debt call premium				$ 43,200,000
6.5% Senior Notes due May 15, 2022
Debt Instrument [Line Items]
Face amount					$ 600,000,000		$ 1,030,000,000
Contractual Rate	6.50%	6.50%		6.50%
Debt instrument issuance price, percentage					102.25%	100.00%	100.00%
Maturity date	May 15, 2022	May 15, 2022
5.75% Senior Notes due May 15, 2022 [Member]
Debt Instrument [Line Items]
Face amount | €						€ 350,000,000
Contractual Rate	5.75%	5.75%		5.75%
Debt instrument issuance price, percentage						100.00%	100.00%
Maturity date	May 15, 2022	May 15, 2022